Other Intangible Assets - Weighted-Average Amortization Period for Finite-Lived Other Intangible Assets Acquired (Detail)	12 Months Ended
Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period	15 years 2 months 12 days
Brands [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period	20 years
Developed technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period	14 years
Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period	17 years 10 months 24 days